Initial Public Offering (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended
	Feb. 19, 2021	Sep. 30, 2021	Dec. 31, 2020
Initial Public Offering (Details) [Line Items]
Gross proceeds	$ 201.3
FS DEVELOPMENT CORP. II
Initial Public Offering (Details) [Line Items]
Shares issued price per share (in Dollars per share)		$ 10.00
FS DEVELOPMENT CORP. II | Class A Common Stock
Initial Public Offering (Details) [Line Items]
Number of shares issued (in Shares)			10,000,000
Shares issued price per share (in Dollars per share)		$ 10.00	$ 10.00
Initial Public Offering [Member] | FS DEVELOPMENT CORP. II
Initial Public Offering (Details) [Line Items]
Number of shares issued (in Shares)	20,125,000
Shares issued price per share (in Dollars per share)	$ 10.00
Gross proceeds	$ 201.3
Offering costs	11.5
Deferred underwriting commission	$ 7.0
Over-Allotment Option [Member] | FS DEVELOPMENT CORP. II
Initial Public Offering (Details) [Line Items]
Number of shares issued (in Shares)	2,625,000		11,500,000
Over-Allotment Option [Member] | FS DEVELOPMENT CORP. II | Class A Common Stock
Initial Public Offering (Details) [Line Items]
Number of shares issued (in Shares)	2,625,000		1,500,000